Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note 5 – Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes. Deferred income taxes are recorded for the expected tax consequences of temporary differences between the tax basis of assets and liabilities for financial reporting purposes and amounts recognized for income tax purposes. The Company records a valuation allowance to reduce the Company’s deferred tax assets to the amount of future tax benefit that is more likely than not to be realized.

As of June 30, 2018, and December 31, 2017, the Company recorded a valuation allowance equal to the full recorded amount of the Company’s net deferred tax assets related to intangible start-up costs since it is more-likely-than-not that such benefits will not be realized. The valuation allowance is reviewed quarterly and is maintained until sufficient positive evidence exists to support its reversal.

As described more fully in Note 1, Promet and Processa entered into an Asset Purchase Agreement pursuant to which Processa acquired, in an IRC Section 351 tax-free contribution of assets solely for over 80% of the voting stock of Processa (the “Section 351 Transaction”) by Promet, for properties, rights and assets, including liabilities and commitments, owned by Promet. (the “Contributed Assets”). Contemplated in the Contributed Assets were rights, title and interest under a certain option and license agreement with CoNCERT with respect to certain know-how, patent rights and compounds developed or obtained by CoNCERT (the “CoNCERT Assets”) for which voting securities of Processa were expressly contemplated to be issued as part and parcel with, and integrated into, the Section 351 Transaction to CoNCERT because all Contributed Assets including the CoNCERT Assets were contemplated to be integral to each other and were considered to be an integrated undertaking as the primary target, purpose and reason for the overall transaction itself.

A deferred tax liability was recorded when CoNCERT sold its license and “Know-How” to Processa for stock in an Internal Revenue Code Section 351 transaction on March 19, 2018 (see Note 1 – Company Overview and Note 2 – Intangible Asset). A Section 351 transaction treats the acquisition of the license and Know-How for stock as a tax-free exchange. As a result, under ASC 740-10-25-51 Income Taxes, Processa recorded a deferred tax liability of $3,037,147 for the acquired temporary difference between the financial reporting basis of approximately $11,038,929 and the tax basis of approximately $1,782. The deferred tax liability may be offset by the deferred tax assets resulting from 2017 and 2018 net operating losses. Under ACS 740-270 Income Taxes – Interim Reporting, the Company is required to project its 2018 federal and state effective income tax rate and apply it to the June 30, 2018 operating loss before income taxes. Based on the projection, the Company expects to recognize the tax benefit from the 2017 net operating loss carryover and the projected 2018 loss, which resulted in the recognition of a deferred tax benefit shown in the consolidated statements of operations for 2018.

As required under ASC 740-270, Interim Financial Reporting, the Company has estimated its annual effective tax rate for the full fiscal year and applied that rate to its year-to-date consolidated pre-tax ordinary loss before income taxes in determining its benefit for income taxes. The Company recorded a benefit for income taxes of approximately $278,000 and $0 for the three months ended June 30, 2018 and 2017, respectively, and $559,000 and $0 for the six months ended June 30, 2018 and 2017, respectively.

As discussed in Note 2 – Income Taxes in the consolidated financial statements included in Item 8 of the 2017 Form 10-K filed with the SEC on April 17, 2018, the historical information presented in the consolidated financial statements prior to October 4, 2017 is that of Promet in accordance with Accounting Standards Codification (“ASC”) 805-40-45, Business Combinations – Reverse Acquisitions. Prior to the closing of the asset purchase transaction on October 4, 2017, Promet was treated as a partnership for federal income tax purposes and thus was not subject to income tax at the entity level. Therefore, no provision or liability for income taxes has been included in these consolidated financial statements through the date of the asset purchase on October 4, 2017.

The Company expects to be in an overall taxable loss position for 2018. However, the Company expects to recognize a deferred tax benefit in 2018 to the extent the 2017 net operating loss carryover and the 2018 net operating losses can be used to offset the deferred tax liability related to the intangible asset. No current income tax expense is expected for the foreseeable future as the Company expects to generate taxable net operating losses.

NOTE 7 – INCOME TAXES

The Company files income tax returns in the U.S. federal jurisdiction and in the state of Maryland. There are currently no income tax examinations underway for these jurisdictions.

The Company provides deferred income taxes for differences between the tax reporting bases and the financial reporting bases of assets and liabilities at the enacted tax rates. The Company determined that it was not required to record a liability related to uncertain tax positions as a result of implementing the requirements of ASC 740-10-25 Income Taxes. Should the Company incur interest and penalties relating to tax uncertainties, such amounts would be classified as a component of interest expense and general and administrative expense, respectively. The liability related to uncertain tax positions is not expected to increase or decrease within the next twelve months.

As of December 31, 2017, the Company’s tax year for 2016, 2015 and 2014 are subject to examination by the Internal Revenue Service and the state taxing authorities of Maryland, Colorado, Utah, North Dakota and California.

As discussed in Note 2 – Income Taxes, the historical information presented in the financial statements is that of Promet. Prior to the closing of the asset purchase transaction on October 4, 2017, Promet was treated as a partnership for federal income tax purposes and thus the partners were taxed separately on their proportionate share of Promet’s income, deductions, losses and credits. Therefore, no provision or liability for income taxes has been included in these financial statements through the date of the asset purchase on October 4, 2017.

In addition, as a result of the asset purchase transaction, Promet was issued 90 percent of the total issued and outstanding common stock of Heatwurx, including the shares issued to Promet. The transaction resulted in an ownership change as defined by Internal Revenue Code Section 382. The net deferred tax assets of Heatwurx, prior to the asset purchase transaction, were principally federal and state net operating loss carry forwards. The Heatwurx net deferred tax assets were fully reserved with a valuation allowance.

The Company has no current federal or state tax provision recognized in the consolidated financial statements. Since the asset purchase transaction, the Company has incurred operating losses of approximately $606,400. The total deferred tax asset as of December 31, 2017 includes approximately $347,500 ($95,632 net of tax) of general and administrative expenses treated as deferred start-up expenditures for tax purposes and approximately $258,600 ($71,155 net of tax) of tax losses resulting in tax loss carryforwards. The Company has had no revenues and recognized cumulative loses since inception. Due to the uncertainty regarding future profitability and recognition of taxable income to utilize the amortization of deferred start-up expenditures and the tax loss carryforwards, a full valuation allowance against any potential deferred tax assets has been recognized for the year ended December 31, 2017 as discussed below.

As of December 31, 2017, the Company is evaluating its qualified research expenditures for application to federal and state research and development tax credits to offset potential future tax liabilities. The federal research and development tax credits have a 20-year carryforward period. The Maryland research and development tax credits have a 7-year carryforward period. There is no recognition of a deferred tax asset for research and development tax credits as of December 31, 2017.

The Company is subject to U.S. Federal and state income taxes. The provision (benefit) for income taxes for the tax years ended December 31, 2017 and 2016 are as follows:

	Years Ended December 31,
	2017	2016
Current:
Federal	$-	$-
State	-	-
Total current	-	-

Deferred:
Federal	(116,783)	-
State	(50,004)	-
Total deferred tax benefit	(166,787)	-
Valuation allowance	166,787	-
Net deferred tax benefit	-	-

Total tax provision (benefit)	$-	$-

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (“TCJA”) was signed into law. Among its provisions, the TCJA reduces the statutory U.S. Corporate income tax rate from 34% to 21% effective January 1, 2018. The TCJA includes provisions that, in certain instances, impose U.S. income tax liabilities on future earnings of foreign subsidiaries and limit the deductibility of future interest expenses. The TCJA also provides for accelerated deductions of certain capital expenditures made after September 27, 2017 through bonus depreciation and an indefinite tax loss carryforward period for losses incurred after December 31, 2017. However, these tax loss carry forwards can only offset 80 percent of future taxable income. Losses incurred prior to January 1, 2018 continue to carry forward for twenty years. The application of the TCJA may change due to regulations subsequently issued by the U.S. Treasury Department.

Upon the enactment of the TCJA, we recorded a reduction in our deferred income tax assets of approximately $72,300 for the effect of the aforementioned change in the U.S. statutory income tax rate with an offsetting decrease in the valuation allowance established against the deferred tax assets. As a result, there was no change or recognition of an income tax provision or benefit in the consolidated statement of operations for the year ended December 31, 2017.

In December 2017, the Securities and Exchange Commission issued Staff Accounting Bulletin 118 (“SAB 118”) to provide clarification in implementing the TCJA when registrants do not have the necessary information available to complete the accounting for an element of the TCJA in the period of its enactment. SAB 118 provides for tax amounts to be classified as provisional and subject to remeasurement for up to one year from the enactment date for such elements when the accounting effect is not complete, but can be reasonably estimated. We consider our estimates of the tax effects of the TCJA on the components of our tax provision to be reasonable and no provisional estimates subject to remeasurement will be necessary to complete the accounting.

Deferred Income Taxes - The Company does not recognize the deferred income tax asset at this time because the realization of the asset is not more-likely-than-not. As of December 31, 2017, the Company had deferred start-up expenditures and net operating losses for both federal and state income tax purposes of approximately $166,787 as described above. As of December 31, 2016, the Company had no net operating losses for federal and state income tax purposes since Promet’s partners were taxed separately on their proportionate share of Promet’s income, deductions, losses and credits.

The net operating losses are available for application against future taxable income for 20 years, expiring in 2037. The benefit associated with the amortization of the deferred start-up expenditures and the net operating loss carry forward will more-likely-than-not go unrealized unless future operations are successful. Since the success of future operations is indeterminable, the potential benefits resulting from these deferred tax assets have not been recorded in the financial statements.

	December 31, 2017	December 31, 2016
Deferred Tax Assets:
Non-current
Net operating loss carry forward - Federal	$49,822	$-
Net operating loss carry forward - State	21,333	-
Start-up expenditures and amortization	95,632	-
Total non-current deferred tax assets	166,787	-
Valuation allowance for deferred tax assets	(166,787)	-
Total deferred tax assets	$-	$-

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, the projected future taxable income and tax planning strategies in making this assessment. Based on management’s analysis, a full reserve has been established against this asset. The change in the valuation allowance in 2017 and 2016 was $166,787 and $0, respectively.

A reconciliation of the Company’s effective income tax rate and statutory income tax rate at December 31, 2017 and 2016 is as follows:

	December 31, 2017	December 31, 2016
Federal statutory income tax rate	34.00%	0.00%
State tax rate, net	5.45%	0.00%
Permanent differences	-0.02%	0.00%
Impact of change in federal income tax rates	-11.92%	0.00%
Deferred tax asset valuation allowance	-27.51%	0.00%
Effective income tax rate	0.00%	0.00%